Condensed Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss for the period	$ (379,029)	$ (822,799)
Adjustments for:
Amortization of right-of-use asset	5,044	5,044
Equity-settled share-based compensation	62,265	65,184
Office lease accretion per IFRS 16	730	1,440
Office base rent recorded as lease reduction per IFRS 16	(7,041)	(7,041)
Transaction cost - director's loan	12,418	40,593
Changes in working capital items
Amounts receivable and other assets	(192,167)	(53,789)
Accounts payable and accrued liabilities	1,593,720	1,267,407
Advanced contributions received	1,639,235	(4,194,344)
Balance due to related parties	75,204	(45,905)
Net cash used in operating activities	2,810,379	(3,744,210)
Financing activities
Proceeds from option exercise	16,667	0
Net cash provided by financing activities	16,667	0
Net (decrease) increase in cash	2,827,046	(3,744,210)
Cash, beginning balance	1,211,297	9,007,042
Cash, ending balance	$ 4,038,343	$ 5,262,832